Contracts with Customers - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Decrease in deferred mobilization and contract preparation costs			$ 9.4
Amortization of deferred costs	$ 11.7	$ 14.5	22.1	$ 24.7
Additional deferred contract preparation and mobilization costs			12.7
Cash proceeds from factoring arrangements			29.0	0.0
Accounts receivable			29.0	$ 0.0
Proceeds from contributions			$ 42.8
Write-off charged against allowance	$ 1.7